Acquisitions and Divestitures - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended					12 Months Ended		3 Months Ended				12 Months Ended		0 Months Ended	3 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended							1 Months Ended		12 Months Ended		1 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Nov. 30, 2012	Nov. 02, 2012	Dec. 31, 2013 Verizon Notes	Feb. 21, 2014 Verizon Notes Subsequent Event	Mar. 31, 2013 T Mobile and Cricket AWS Licenses Exchange	Sep. 30, 2013 AT&T Spectrum License Transaction Amount Received Upon Closing	Sep. 30, 2013 Investment Firm Spectrum License Transaction Amount Received Upon Closing	Sep. 30, 2013 ATT and Investment Firm License Transactions	Dec. 31, 2013 Wireless Licenses	Dec. 31, 2012 Wireless Licenses	Jan. 06, 2014 Wireless Licenses Subsequent Event	Sep. 30, 2012 Advanced Wireless Services Spectrum Licenses	Dec. 31, 2012 Advanced Wireless Services Spectrum Licenses	Sep. 30, 2012 License Purchase and Exchange Transactions	Dec. 31, 2013 License Purchase and Exchange Transactions	Feb. 21, 2014 Vodafone Omnitel N.V. Subsequent Event	Sep. 02, 2013 Stock Purchase Agreement	Feb. 21, 2014 Stock Purchase Agreement Subsequent Event	Feb. 21, 2014 Verizon Wireless Subsequent Event	Dec. 31, 2013 Verizon Wireless 5.143% Class D Cumulative Preferred Stock	Dec. 31, 2013 Verizon Wireless 5.143% Class E Cumulative Preferred Stock	Feb. 21, 2014 Verizon Wireless Verizon Notes Subsequent Event	Feb. 21, 2014 Verizon Wireless Verizon Notes due February 21, 2022 Subsequent Event	Feb. 21, 2014 Verizon Wireless Verizon Notes due February 21, 2025 Subsequent Event	Dec. 31, 2013 Acquisition of Other Wireless Licenses and Markets	Dec. 31, 2012 Acquisition of Other Wireless Licenses and Markets	Jul. 26, 2012 July 26, 2012 Hughes Telematics Acquisition	Apr. 30, 2011 Terremark Worldwide, Inc.
Business Acquisition [Line Items]
Percentage of noncontrolling interest by Vodafone Group Plc in Cellco Partnership joint venture	45.00%	45.00%																			45.00%
Aggregate consideration to complete the Wireless Transaction																					$ 130,000,000,000
Cash paid to complete the Wireless Transaction																						58,890,000,000
Aggregate value of common shares issued to Vodafone shareholders																						60,150,000,000
Common stock, par value	$ 0.10	$ 0.10	$ 0.10																			$ 0.10
Aggregate principal amount				500,000,000	4,500,000,000	1,250,000,000		5,000,000,000																		5,000,000,000	2,500,000,000	2,500,000,000
Verizon ownership percentage																				23.10%
Selling price (fair value) of Verizon's equity method investment in Vodafone Omnitel																				3,500,000,000
Other consideration paid to Vodafone																						2,500,000,000
Common Shares issued																							1,270,000,000
Debt instrument maturity date																											Feb. 21, 2022	Feb. 21, 2025
Quarterly interest payment start date																										May 21, 2014
Debt instrument, description of variable rate basis																											Three-month LIBOR, plus 1.222%	Three-month LIBOR, plus 1.372%
Debt instrument, marginal rate																											1.222%	1.372%
Redemption price of notes percentage							100.00%
Preferred stock shares outstanding																								825,000	825,000
Preferred stock redemption date																					2020-04
Preferred stock redemption price, per share																					$ 1,000
Preferred stock dividend rate, percentage																					5.143%
Acquisitions									500,000,000			500,000,000	579,000,000	4,544,000,000		3,900,000,000		2,600,000,000
Other Liabilities	5,653,000,000	5,653,000,000	6,092,000,000														400,000,000
License purchase and exchange transactions, net cash proceeds		2,111,000,000	363,000,000							1,900,000,000	200,000,000				2,400,000,000				200,000,000
Gain on sale of licenses		278,000,000										300,000,000
Assets Held-for-sale, Current													900,000,000
Goodwill acquired	300,000,000	495,000,000	760,000,000																										200,000,000	200,000,000	600,000,000
Business Acquisition, Share Price																															$ 12	$ 19
Business acquisition, purchase price in cash																															600,000,000
Business Acquisition, Purchase Price Allocation, Amortizable Intangible Assets																															100,000,000
Business Acquisition, Purchase Price Allocation, Current Liabilities, Long-term Debt																															100,000,000
Merger integration and acquisition related charges																																13,000,000
Payments to acquire businesses, net of cash acquired	$ 400,000,000